Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (10,774)	$ (3,647)
Other comprehensive income (loss) before reclassifications	4,204	(7,136)
Amounts reclassified from accumulated other comprehensive income	68	1,108
Other comprehensive income (loss)	4,272	(6,028)
Balance as of end of period	(6,502)	(9,675)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(107)	(1,243)
Other comprehensive income (loss) before reclassifications	863	(728)
Amounts reclassified from accumulated other comprehensive income	68	1,108
Other comprehensive income (loss)	931	380
Balance as of end of period	824	(863)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(10,667)	(2,404)
Other comprehensive income (loss) before reclassifications	$ 3,341	$ (6,408)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss)	$ 3,341	$ (6,408)
Balance as of end of period	$ (7,326)	$ (8,812)